Employees - Summary of Movements in (Deficit)/Surplus (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost		€ (223)	€ (216)	€ (220)
Special termination benefits		(37)	(5)	(16)
Past service costs including (losses)/gains on curtailments		20	65	(41)
Actual return on plan assets (excluding amounts in net finance income/charge)		1,494	2,385	(1,108)
Actuarial gain/(loss) arising from changes in demographic assumptions		246	183	42
Actuarial gain/(loss) arising from changes in financial assumptions		(1,414)	(2,138)	611
Actuarial gain/(loss) arising from experience adjustments		(78)	(12)	18
Liabilities net of assets [member]
Disclosure of defined benefit plans [line items]
Beginning balance		(196)	(874)
Current service cost		(223)	(216)
Employee contributions		17	17
Special termination benefits		(37)	(5)
Past service costs including (losses)/gains on curtailments		20	65
Settlements		7	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)		1,494	2,385
Change in asset ceiling, excluding amounts included in finance cost		2	(37)
Interest cost		(445)	(603)
Interest income	[1]	436	573
Actuarial gain/(loss) arising from changes in demographic assumptions		246	183
Actuarial gain/(loss) arising from changes in financial assumptions		(1,414)	(2,138)
Actuarial gain/(loss) arising from experience adjustments		(78)	(12)
Employer contributions		398	401
Others		(18)	(18)
Currency retranslation		78	85
Ending balance		287	(196)	(874)
Liabilities net of assets [member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance		1,121	590
Current service cost		(114)	(104)
Past service costs including (losses)/gains on curtailments		17	56
Actual return on plan assets (excluding amounts in net finance income/charge)		1,109	1,233
Interest cost		(208)	(276)
Interest income	[1]	230	292
Actuarial gain/(loss) arising from changes in demographic assumptions		(1)	157
Actuarial gain/(loss) arising from changes in financial assumptions		(806)	(955)
Actuarial gain/(loss) arising from experience adjustments		(67)	(44)
Employer contributions		104	94
Others		2
Currency retranslation		(36)	78
Ending balance		1,351	1,121	590
Liabilities net of assets [member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance		425	332
Current service cost		(3)	(4)
Actual return on plan assets (excluding amounts in net finance income/charge)		206	588
Interest cost		(55)	(82)
Interest income	[1]	60	89
Actuarial gain/(loss) arising from changes in demographic assumptions		245	14
Actuarial gain/(loss) arising from changes in financial assumptions		(354)	(511)
Actuarial gain/(loss) arising from experience adjustments		(6)	(15)
Employer contributions		12	14
Others		(3)
Ending balance		527	425	332
Liabilities net of assets [member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance		(1,742)	(1,796)
Current service cost		(106)	(108)
Employee contributions		17	17
Special termination benefits		(37)	(5)
Past service costs including (losses)/gains on curtailments		3	9
Settlements		7	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)		179	564
Change in asset ceiling, excluding amounts included in finance cost		2	(37)
Interest cost		(182)	(245)
Interest income	[1]	146	192
Actuarial gain/(loss) arising from changes in demographic assumptions		2	12
Actuarial gain/(loss) arising from changes in financial assumptions		(254)	(672)
Actuarial gain/(loss) arising from experience adjustments		(5)	47
Employer contributions		282	293
Others		(17)	(18)
Currency retranslation		114	7
Ending balance		€ (1,591)	€ (1,742)	€ (1,796)

[1]	This includes the impact of interest on asset ceiling.